INCOME TAXES - Narrative Tax Losses, Tax Credits and Other Tax Benefits (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	$ 114,300
Tax credit, amount	745
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	8,562
Tax losses for which deferred tax asset recognised	897
Unused tax losses for which no deferred tax asset recognised	7,665
Brazil, France, Germany, Luxembourg and Spain | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	105,700
Tax losses for which deferred tax asset recognised	36,100
Unused tax losses for which no deferred tax asset recognised	69,600
Basque Country in Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	658
Tax credits for which deferred tax asset recognised	89
Unused tax credits for which no deferred tax asset recognised	569
Brazil, Spain, and the United States | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	87
Tax credits for which deferred tax asset recognised	44
Unused tax credits for which no deferred tax asset recognised	$ 43